Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

October 4, 2012

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Post-Effective Amendment No. 4 to the Registration Statement
on Form N-4 for Lincoln Life & Annuity Variable Annuity Account H
Lincoln Life & Annuity Company of New York (File No. 333-176216)

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York (the “Company”) and Lincoln Life & Annuity Variable Annuity Account H (the “Account”), we are transmitting for filing under Rule 485(b) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 4 to the Account’s Registration Statement on Form N-4 under the 1933 Act and Amendment No. 209 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is being filed to add a new investment option, and to adjust the fees, age bands and percentages under certain living benefit riders under the contract.

If you have any questions or comments on the Amendment, please contact me at (860) 466-1222.

Sincerely,
Scott C. Durocher
Counsel